Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost	¥ 105,396	¥ 105,482
Available-for-sale, Gross unrealized holding gains	76,662	53,498
Available-for-sale, Gross unrealized holding losses	234	210
Available-for-sale, Fair value	181,824	158,770
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost	5	5
Available-for-sale, Gross unrealized holding gains	1
Available-for-sale, Gross unrealized holding losses		0
Available-for-sale, Fair value	¥ 6	¥ 5